Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
We are providing the following information to comply with Item 402(v) of Regulation S-K:
The Pay vs. Performance (“PVP”) table below provides the “compensation actually paid” (“CAP”) to the PEO and the average CAP for non-PEO NEOs. CAP represents a new calculation of compensation that differs from the total compensation reported in the Summary Compensation Table (“SCT”). You should refer to the “Compensation Discussion and Analysis” section above for discussion regarding how the Company’s compensation program is designed to align with the Company’s performance and long-term shareholder interests.
					Value of initial fixed $100 investment based on:
Year (a)	Summary Compensation Table Total for PEO(1) ($) (b)	Compensation Actually Paid to PEO(3) ($) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(2) ($) (d)	Average Compensation Actually Paid to Non-PEO NEOs(4) ($) (e)	Cumulative Total Shareholder Return ($) (f)	Peer Group Cumulative Total Shareholder Return(5) ($) (g)	Net Income(6) (in millions) $ (h)	Company- Selected Measure: Ameren Adjusted (Non-GAAP) Annual Earnings Per Share(7) ($) (i)
2024	2,973,817	4,808,411	4,933,199	9,345,357	N/A	N/A	559	4.63
2023	2,892,627	1,269,859	6,033,703	2,478,194	N/A	N/A	545	4.38
2022	2,376,562	2,614,438	5,100,902	6,083,692	N/A	N/A	562	4.14
2021	4,305,713	5,977,831	4,578,798	6,226,159	N/A	N/A	518	3.84
2020	6,065,768	7,511,112	4,994,039	6,830,264	N/A	N/A	436	3.50

(1)
Mr. Birk served as the PEO during 2022, 2023 and 2024. Mr. Lyons served as the PEO in 2020 and 2021.

(2)
The non-PEO NEOs for the applicable periods are: Mr. Lyons (2022-2024), Mr. Moehn (2020-2024), Mr. Warner L. Baxter (2020-2022), Ms. Nwamu (2020-2024), and Mr. Diya (2020-2021; 2023-2024).

(3)
To calculate CAP for the PEO, as reported in column (c), the following amounts were deducted from and added to the PEO’s total compensation, as reported in the SCT:

2024
SCT Total for PEO	2,973,817
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(1,174,177)
Change in Pension Value (as included in column (g) of the SCT)	(282,813)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	2,154,780
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	(6,465)
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	1,085,683
Service Cost for all Defined Benefit Pension Plans	57,586
Compensation Actually Paid to PEO(9)	4,808,411
(4)
To calculate Average CAP for the other NEOs, as reported in column (e), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

2024
Average SCT Total Compensation for Non-PEO NEOs	4,933,199
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(2,395,523)
Change in Pension Value (as included in column (g) of the SCT)	(387,539)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	4,396,024
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	(20,536)
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	2,632,965
Service Cost for all Defined Benefit Pension Plans	186,767
Average Compensation Actually Paid to Non-PEO NEOs(9)	9,345,357

(5)
The Company does not have publicly traded shares of common stock and, as a result, does not have a “total shareholder return”. As a result no cumulative total shareholder return or peer group cumulative total shareholder return has been included in this table.

(6)
Value reported is the Company’s net income attributable to Ameren common shareholders, as reported in the Company’s Annual Report on Form 10-K for the applicable period.

(7)
Our named executive officers are compensated by Ameren in accordance with its executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company-selected measure included in this table is Ameren’s adjusted (non-GAAP) diluted EPS for the respective year, which reflects the financial performance measure that in Ameren’s assessment represents the most important financial measure used to link compensation actually paid for the most recently completed fiscal year to company performance. Except for 2024, values reported represent Ameren’s GAAP diluted EPS and adjusted (non-GAAP) diluted EPS. See Appendix A for a reconciliation of GAAP to adjusted (non-GAAP) EPS for 2024.

(8)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2024 – 2026	12/31/2024	4.25%	19.77%	17.27% – 23.8%
2023 – 2028	12/31/2023	3.85%	26.20%	24.49% – 30.56%
	12/31/2024	4.32%	19.82%	18.15% – 22.91%
2023 – 2025	12/31/2023	4.23%	22.0%	19.98% – 24.79%
	12/31/2024	4.16%	17.05%	15.08% – 23.65%

(9)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Company Selected Measure Name	Ameren Adjusted (Non-GAAP) Annual Earnings Per Share
Named Executive Officers, Footnote
(1)
Mr. Birk served as the PEO during 2022, 2023 and 2024. Mr. Lyons served as the PEO in 2020 and 2021.

(2)
The non-PEO NEOs for the applicable periods are: Mr. Lyons (2022-2024), Mr. Moehn (2020-2024), Mr. Warner L. Baxter (2020-2022), Ms. Nwamu (2020-2024), and Mr. Diya (2020-2021; 2023-2024).

Peer Group Issuers, Footnote
(5)
The Company does not have publicly traded shares of common stock and, as a result, does not have a “total shareholder return”. As a result no cumulative total shareholder return or peer group cumulative total shareholder return has been included in this table.

PEO Total Compensation Amount	$ 2,973,817	$ 2,892,627	$ 2,376,562	$ 4,305,713	$ 6,065,768
PEO Actually Paid Compensation Amount	$ 4,808,411	1,269,859	2,614,438	5,977,831	7,511,112
Adjustment To PEO Compensation, Footnote
(3)
To calculate CAP for the PEO, as reported in column (c), the following amounts were deducted from and added to the PEO’s total compensation, as reported in the SCT:

2024
SCT Total for PEO	2,973,817
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(1,174,177)
Change in Pension Value (as included in column (g) of the SCT)	(282,813)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	2,154,780
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	(6,465)
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	1,085,683
Service Cost for all Defined Benefit Pension Plans	57,586
Compensation Actually Paid to PEO(9)	4,808,411
(8)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2024 – 2026	12/31/2024	4.25%	19.77%	17.27% – 23.8%
2023 – 2028	12/31/2023	3.85%	26.20%	24.49% – 30.56%
	12/31/2024	4.32%	19.82%	18.15% – 22.91%
2023 – 2025	12/31/2023	4.23%	22.0%	19.98% – 24.79%
	12/31/2024	4.16%	17.05%	15.08% – 23.65%

(9)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Non-PEO NEO Average Total Compensation Amount	$ 4,933,199	6,033,703	5,100,902	4,578,798	4,994,039
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,345,357	2,478,194	6,083,692	6,226,159	6,830,264
Adjustment to Non-PEO NEO Compensation Footnote
(4)
To calculate Average CAP for the other NEOs, as reported in column (e), the following amounts were deducted from and added to the NEOs’ total compensation, as reported in the SCT:

2024
Average SCT Total Compensation for Non-PEO NEOs	4,933,199
Deductions from SCT:
Grant Date Fair Value of Equity-Based Awards Granted in Year (as Reported in Column (e) of the SCT)	(2,395,523)
Change in Pension Value (as included in column (g) of the SCT)	(387,539)
Additions to SCT:
Fair Value at Year-end of Unvested Awards Granted in Year(8)	4,396,024
Change in Fair Value of Awards Granted in Prior Years that Vested during the Year(8)	(20,536)
Change in Fair Value of Unvested Awards Granted in Prior Years that Remain Unvested and Outstanding at Year-End(8)	2,632,965
Service Cost for all Defined Benefit Pension Plans	186,767
Average Compensation Actually Paid to Non-PEO NEOs(9)	9,345,357
(8)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2024 – 2026	12/31/2024	4.25%	19.77%	17.27% – 23.8%
2023 – 2028	12/31/2023	3.85%	26.20%	24.49% – 30.56%
	12/31/2024	4.32%	19.82%	18.15% – 22.91%
2023 – 2025	12/31/2023	4.23%	22.0%	19.98% – 24.79%
	12/31/2024	4.16%	17.05%	15.08% – 23.65%

(9)
No adjustments were required with respect to the dollar value of dividends or other earnings paid on stock or option awards, because the value of dividend equivalents accrued on such awards are included in the calculation of the fair value of such awards as of each applicable valuation date.

Equity Valuation Assumption Difference, Footnote
(8)
The below table provides the valuation assumptions used in determining the fair value of equity awards (on the respective valuation dates) that are materially different from those originally disclosed as of the grant date of such equity awards.

Performance Period	Valuation Date	Risk-Free Rate	Ameren’s Common Stock Volatility	Volatility Range for the Peer Group
2024 – 2026	12/31/2024	4.25%	19.77%	17.27% – 23.8%
2023 – 2028	12/31/2023	3.85%	26.20%	24.49% – 30.56%
	12/31/2024	4.32%	19.82%	18.15% – 22.91%
2023 – 2025	12/31/2023	4.23%	22.0%	19.98% – 24.79%
	12/31/2024	4.16%	17.05%	15.08% – 23.65%

Compensation Actually Paid vs. Company Selected Measure
Relationship Between Compensation Actually Paid and Performance Measures in the PVP Table
The most important annual financial measure that Ameren uses to link pay to performance is Ameren’s annual GAAP diluted EPS, which is not only the most heavily weighted metric in the STIP, but also generally consistent with Ameren’s TSR, which is the most heavily weighted performance metric in the LTIP. As shown in the chart below, Ameren’s GAAP diluted EPS increased by 9.7% between 2020 and 2021, while the PEO and Average NEO CAP decreased by 20.4% and 8.8%, respectively, for the same period. The reduction in the PEO CAP in 2021 was largely driven by the one-time RSU retention award the PEO received in 2020. In 2022, while the Average NEO CAP decreased by 2.3% and the PEO CAP decreased by 56.3%, driven primarily by a new PEO in 2022, Ameren’s GAAP diluted EPS increased by 7.8%. In 2023, while the Average NEO CAP decreased by 59.3% and the PEO CAP decreased by 51.4%, driven primarily by the impact on the fair value of outstanding equity awards of the fourth quarter 2023 Ameren stock price decline as a result of the unfavorable regulatory outcomes in Ameren Illinois’ natural gas and multi-year electric distribution rate review and grid plan proceedings, Ameren’s GAAP diluted EPS increased by 5.8%. In 2024, the CEO CAP and the Average NEO CAP increased by 278.7% and 277.1% respectively, and the Company’s adjusted (non-GAAP) diluted EPS increased by 5.7%. During the five-year period (2020-2024), the Company’s net income increased by 28.2%.
(1)
Except for 2024, EPS amounts in the chart represent both Ameren’s GAAP diluted EPS and its adjusted (non-GAAP) diluted EPS. See Appendix A for a reconciliation of Ameren’s GAAP to adjusted (non-GAAP) EPS for 2024.

Tabular List, Table
Additional Company-Selected Performance Measures
The following table represents the unranked list of the most important performance measures used to align compensation actually paid to the PEO and NEOs for 2024 to the performance of Ameren and its subsidiaries, including the Company. While these performance measures are the most important measures, additional financial and other measures were also considered to align the PEO and NEOs’ pay and performance as further described in the “Compensation Discussion and Analysis” section above.
Ameren Annual EPS
Ameren Three-Year TSR Ranking vs. the TSR Peer Group
Clean Energy Transition metric

Net Income (Loss)	$ 559,000,000	$ 545,000,000	$ 562,000,000	$ 518,000,000	$ 436,000,000
Company Selected Measure Amount | $ / shares	4.63	4.38	4.14	3.84	3.5
PEO Name	Mr. Birk
Measure:: 1
Pay vs Performance Disclosure
Name	Ameren Annual EPS
Non-GAAP Measure Description
(7)
Our named executive officers are compensated by Ameren in accordance with its executive compensation policies. The Company does not make independent decisions regarding the compensation of its executive officers. As a result, the company-selected measure included in this table is Ameren’s adjusted (non-GAAP) diluted EPS for the respective year, which reflects the financial performance measure that in Ameren’s assessment represents the most important financial measure used to link compensation actually paid for the most recently completed fiscal year to company performance. Except for 2024, values reported represent Ameren’s GAAP diluted EPS and adjusted (non-GAAP) diluted EPS. See Appendix A for a reconciliation of GAAP to adjusted (non-GAAP) EPS for 2024.

Measure:: 2
Pay vs Performance Disclosure
Name	Ameren Three-Year TSR Ranking vs. the TSR Peer Group
Measure:: 3
Pay vs Performance Disclosure
Name	Clean Energy Transition metric
2024 – 2026
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.25%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	19.77%
Volatility Range for Peer Group Minimum	17.27
Volatility Range for Peer Group Maximum	23.8
2023 – 2028
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.32%	3.85%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	19.82%	26.20%
Volatility Range for Peer Group Minimum	18.15	24.49
Volatility Range for Peer Group Maximum	22.91	30.56
2023 – 2025
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	4.16%	4.23%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate	17.05%	22.00%
Volatility Range for Peer Group Minimum	15.08	19.98
Volatility Range for Peer Group Maximum	23.65	24.79
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,174,177)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(282,813)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,154,780
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,465)
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,085,683
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	57,586
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,395,523)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(387,539)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,396,024
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,536)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,632,965
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 186,767